Parent Company Only, Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements of Comprehensive Income [Abstract]
Net gain on securities transactions	$ 0	$ 668	$ 251
Expenses [Abstract]
Professional services	6,895	8,200	7,878
Total noninterest expense	93,994	93,827	90,560
Income before income taxes and subsidiaries' undistributed earnings	76,747	68,290	66,760
Income tax benefit	33,602	25,689	24,522
Net income	43,145	42,601	42,238
Change in other comprehensive income (loss)	4,445	(1,470)	(272)
Comprehensive income	47,590	41,131	41,966
TrustCo Bank Corp NY [Member]
Statements of Comprehensive Income [Abstract]
Dividends and interest from subsidiaries	24,510	24,498	24,501
Net gain on securities transactions	0	0	0
Miscellaneous income	0	0	0
Total income	24,510	24,498	24,501
Expenses [Abstract]
Operating supplies	26	21	33
Professional services	122	461	577
Miscellaneous expense	2,573	1,258	664
Total noninterest expense	2,721	1,740	1,274
Income before income taxes and subsidiaries' undistributed earnings	21,789	22,758	23,227
Income tax benefit	(1,171)	(578)	(405)
Income before subsidiaries' undistributed earnings	22,960	23,336	23,632
Equity in undistributed earnings of subsidiaries	20,185	19,265	18,606
Net income	43,145	42,601	42,238
Change in other comprehensive income (loss)	4,445	(1,470)	(272)
Comprehensive income	$ 47,590	$ 41,131	$ 41,966